Preferred and Common Stock (Tables)	6 Months Ended
Jun. 30, 2015
Preferred and Common Stock [Abstract]
Redeemable Convertible Preferred and Puttable Common Stock

	Series D Preferred Stock
	Number of preferred shares	Amount
Balance at December 31, 2013	1,200	$12,000
Balance at December 31, 2014	1,200	$12,000
Conversion of 400 shares of the Series D Preferred Stock into 400,000 shares of puttable common stock	(400)	(4,000)
Redemption of Series D Preferred Stock	(325)	(3,250)
Balance at June 30, 2015	475	$4,750

	Puttable Common Stock
	Number of common shares	Amount
Balance at December 31, 2013	—	$—
Balance at December 31, 2014	—	$—
Conversion of 400 shares of the Series D Preferred Stock into 400,000 shares of puttable common stock	400,000	4,000
Redemption of puttable common stock	(25,000)	(250)
Balance at June 30, 2015	375,000	$3,750